FUND SUMMARY: NATIONWIDE INTERNATIONAL VALUE FUND
Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in "Investing with Nationwide Funds" commencing on page 23 of this Prospectus and in "Additional Information on Purchases and Sales" commencing on page 78 of the Statement of Additional Information.

Shareholder Fees (paid directly from your investment)
Shareholder Fees Nationwide International Value Fund	Class A Shares	Class C Shares	Institutional Service Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide International Value Fund		Class A Shares	Class C Shares	Institutional Service Class Shares	Institutional Class Shares
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.18%	0.18%	0.43%	0.18%
Total Annual Fund Operating Expenses		1.28%	2.03%	1.28%	1.03%
Amount of Fee Waiver/Expense Reimbursement	[2]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.25%	2.00%	1.25%	1.00%
[1]	"Other Expenses" have been restated to reflect a new methodology for the allocation of certain Fund expenses, including those relating to the provision of administration and transfer agency services, effective May 1, 2010.
[2]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 1.00% (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) for all share classes until at least February 29, 2012. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 27 of this Prospectus.

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Nationwide International Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	695	955	1,234	2,029
Class C Shares	303	634	1,090	2,356
Institutional Service Class Shares	127	403	699	1,543
Institutional Class Shares	102	325	566	1,257

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Nationwide International Value Fund Class C Shares	203	634	1,090	2,356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50.87% of the average value of its portfolio.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in equity securities of established companies located in at least three countries outside the United States. Companies in which the Fund invests are selected from a wide array of industries and are located in several developed and emerging market countries. The Fund employs a "value" style of investing, which means investing in equity securities the Fund's subadviser believes to be trading at prices that do not reflect a company's intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the subadviser believes to be temporary.

In pursuing its objective, the Fund may also invest in currency futures and forward foreign currency exchange contracts, which are derivatives, in order to hedge against international currency exposure. Because of the dramatic impact that international currency fluctuations can have on equity returns, the subadviser evaluates currency and equity positions separately.

The Fund generally will sell a security when it no longer meets the subadviser's valuation criteria. Sale of a stock that has reached its target may be delayed when earnings expectations or relative return trends are favorable.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Value style risk – value investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may at times be out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

Derivatives risk – the Fund's investments in currency futures and forward foreign currency exchange contracts (collectively, "currency contracts") may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying stock.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund's potential risks. The bar chart shows the Fund's annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Effective December 31, 2010, the Fund changed its primary benchmark index from the MSCI EAFE® Index to the MSCI EAFE® Value Weighted Index. The investment adviser believes that the MSCI EAFE Value Weighted Index more appropriately reflects the Fund's investment strategies because it represents those stocks included within the MSCI EAFE Index with relatively lower valuations, thereby displaying value characteristics. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class A Shares (Years Ended December 31,)

Best Quarter: 26.27% – 2nd qtr. of 2009 Worst Quarter: -26.53% – 4th qtr. of 2008

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns For the Periods Ended December 31, 2010:
Average Annual Total Returns Nationwide International Value Fund	1 Year	3 Years	Since Inception	Inception Date
Class A Shares	(2.87%)	(13.82%)	(13.91%)	Dec 21, 2007
Class A Shares After Taxes on Distributions	(3.49%)	(14.05%)	(14.15%)	Dec 21, 2007
Class A Shares After Taxes on Distributions and Sales of Shares	(1.54%)	(11.51%)	(11.58%)	Dec 21, 2007
Class C Shares	1.33%	(12.74%)	(12.87%)	Dec 21, 2007
Institutional Service Class Shares	3.15%	(12.05%)	(12.18%)	Dec 21, 2007
Institutional Class Shares	3.39%	(11.84%)	(11.97%)	Dec 21, 2007
MSCI EAFE Value Weighted Index (The Index does not pay sales charges, fees or expenses.)	3.25%	(8.15%)	(7.17%)
MSCI EAFE Index (The Index does not pay sales charges, fees or expenses.)	7.75%	(7.02%)	(5.92%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001048702
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Nationwide International Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Waivers/Expenses Reimbursements	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	955
5 Years	rr_ExpenseExampleYear05	1,234
10 Years	rr_ExpenseExampleYear10	2,029
Annual Return 2008	rr_AnnualReturn2008	(50.06%)
Annual Return 2009	rr_AnnualReturn2009	32.04%
Annual Return 2010	rr_AnnualReturn2010	3.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.53%)
1 Year	rr_AverageAnnualReturnYear01	(2.87%)
3 Years	cik001048702_AverageAnnualReturnYear03	(13.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2007
Nationwide International Value Fund | Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.49%)
3 Years	cik001048702_AverageAnnualReturnYear03	(14.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2007
Nationwide International Value Fund | Class A Shares | After Taxes on Distributions and Sales of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
3 Years	cik001048702_AverageAnnualReturnYear03	(11.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2007
Nationwide International Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Waivers/Expenses Reimbursements	rr_NetExpensesOverAssets	2.00%
1 Year	rr_ExpenseExampleYear01	303
3 Years	rr_ExpenseExampleYear03	634
5 Years	rr_ExpenseExampleYear05	1,090
10 Years	rr_ExpenseExampleYear10	2,356
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,090
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,356
1 Year	rr_AverageAnnualReturnYear01	1.33%
3 Years	cik001048702_AverageAnnualReturnYear03	(12.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.87%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2007
Nationwide International Value Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Waivers/Expenses Reimbursements	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	699
10 Years	rr_ExpenseExampleYear10	1,543
1 Year	rr_AverageAnnualReturnYear01	3.15%
3 Years	cik001048702_AverageAnnualReturnYear03	(12.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2007
Nationwide International Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Waivers/Expenses Reimbursements	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	566
10 Years	rr_ExpenseExampleYear10	1,257
1 Year	rr_AverageAnnualReturnYear01	3.39%
3 Years	cik001048702_AverageAnnualReturnYear03	(11.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2007
Nationwide International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NATIONWIDE INTERNATIONAL VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in "Investing with Nationwide Funds" commencing on page 23 of this Prospectus and in "Additional Information on Purchases and Sales" commencing on page 78 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50.87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.87%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its net assets in equity securities of established companies located in at least three countries outside the United States. Companies in which the Fund invests are selected from a wide array of industries and are located in several developed and emerging market countries. The Fund employs a "value" style of investing, which means investing in equity securities the Fund's subadviser believes to be trading at prices that do not reflect a company's intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the subadviser believes to be temporary.

In pursuing its objective, the Fund may also invest in currency futures and forward foreign currency exchange contracts, which are derivatives, in order to hedge against international currency exposure. Because of the dramatic impact that international currency fluctuations can have on equity returns, the subadviser evaluates currency and equity positions separately.

The Fund generally will sell a security when it no longer meets the subadviser's valuation criteria. Sale of a stock that has reached its target may be delayed when earnings expectations or relative return trends are favorable.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Value style risk – value investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may at times be out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

Derivatives risk – the Fund's investments in currency futures and forward foreign currency exchange contracts (collectively, "currency contracts") may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying stock.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table can help you evaluate the Fund's potential risks. The bar chart shows the Fund's annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Effective December 31, 2010, the Fund changed its primary benchmark index from the MSCI EAFE® Index to the MSCI EAFE® Value Weighted Index. The investment adviser believes that the MSCI EAFE Value Weighted Index more appropriately reflects the Fund's investment strategies because it represents those stocks included within the MSCI EAFE Index with relatively lower valuations, thereby displaying value characteristics. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the Fund's annual total returns have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-848-0920
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nationwide.com/mutualfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 26.27% – 2nd qtr. of 2009 Worst Quarter: -26.53% – 4th qtr. of 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the table for Class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Nationwide International Value Fund | MSCI EAFE Value Weighted Index (The Index does not pay sales charges, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.25%
3 Years	cik001048702_AverageAnnualReturnYear03	(8.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.17%)
Nationwide International Value Fund | MSCI EAFE Index (The Index does not pay sales charges, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
3 Years	cik001048702_AverageAnnualReturnYear03	(7.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.92%)

[1]	"Other Expenses" have been restated to reflect a new methodology for the allocation of certain Fund expenses, including those relating to the provision of administration and transfer agency services, effective May 1, 2010.
[2]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 1.00% (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) for all share classes until at least February 29, 2012. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 27 of this Prospectus.